Consolidated Balance Sheet Components	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Consolidated Balance Sheet Components
6. Consolidated Balance Sheet Components
Property and Equipment, Net
Property and equipment, net consisted of the following:

	As of December 31,
	2021	2020
	(in thousands)
Computer equipment	$6,104	$3,016
Furniture and office equipment	2,216	1,287
Leasehold improvements	12,825	2,950
Property and equipment, gross	21,145	7,253
Less: accumulated depreciation and amortization	(4,177)	(2,613)
Property and equipment, net	$16,968	$4,640
Depreciation and amortization expenses were $1.8 million, $1.3 million, and $0.7 million for the years ended December 31, 2021, 2020, and 2019, respectively.
Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2021	2020
	(in thousands)
Customer credits	$3,462	$4,377
Accrued expenses	7,557	3,075
Convertible preferred share tranche rights, current	—	2,478
Other	2,287	1,909
Accrued expenses and other current liabilities	$13,306	$11,839
Other Liabilities, Noncurrent
Other liabilities, noncurrent consisted of the following:

	As of December 31,
	2021	2020
	(in thousands)
Convertible preferred share warrant liabilities	$—	$9,089
Deferred rent	6,580	1,955
Other	2,779	1,341
Other liabilities, noncurrent	$9,359	$12,385